CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 550,061	¥ 3,781,946	¥ 2,881,215	¥ 2,372,695
Less: Business tax and surcharges	(6,144)	(42,245)	(32,623)	(34,361)
Net revenues	543,917	3,739,701	2,848,592	2,338,334
Cost of services	(151,082)	(1,038,766)	(763,440)	(663,001)
Gross profit	392,835	2,700,935	2,085,152	1,675,333
Operating expenses
Sales and marketing	(174,122)	(1,197,178)	(917,784)	(783,492)
General and administrative	(51,423)	(353,557)	(296,608)	(280,002)
Total operating expenses	(225,545)	(1,550,735)	(1,214,392)	(1,063,494)
Income from operations	167,290	1,150,200	870,760	611,839
Gain (Loss) from foreign currency translation	(16,341)	(112,353)	3,630	238
Interest and investment income, net	16,533	113,673	77,009	58,933
Change in fair value of convertible senior notes	14,410	99,079	(496,175)	(69,439)
Gain from sale of long-term investments	8,882	61,070
Other income, net	25,483	175,206	87,032	98,315
Income before income tax expense	216,257	1,486,875	542,256	699,886
Income tax expense	(35,261)	(242,434)	(169,493)	(134,699)
Net income	180,996	1,244,441	372,763	565,187
Net loss (income) attributable to non-controlling interests	1,146	7,878	(874)	791
Net income attributable to 51job, Inc.	182,142	1,252,319	371,889	565,978
Other comprehensive income:
Foreign currency translation adjustments	102	698	(6,037)	984
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB9,625, RMB36,900 and RMB38,847 in 2016, 2017 and 2018, respectively	16,950	116,540	110,702	28,876
Total comprehensive income	198,048	1,361,679	477,428	595,047
Comprehensive loss (income) attributable to non-controlling interests	1,146	7,878	(874)	791
Comprehensive income attributable to 51job, Inc	$ 199,194	¥ 1,369,557	¥ 476,554	¥ 595,838
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	$ 2.97	¥ 20.42	¥ 6.19	¥ 9.74
- Diluted (in CNY and dollars per share) | (per share)	$ 2.88	¥ 19.82	¥ 6.08	¥ 9.68
Weighted average number of common shares outstanding:
- Basic (in shares)	61,318,292	61,318,292	60,087,306	58,132,976
- Diluted (in shares)	63,175,483	63,175,483	61,150,413	58,474,068
Online recruitment services
Revenues:
Total revenues	$ 353,705	¥ 2,431,898	¥ 1,871,700	¥ 1,547,143
Other human resource related revenues
Revenues:
Total revenues	$ 196,356	¥ 1,350,048	¥ 1,009,515	¥ 825,552